Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 20,342	$ 16,952
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	10,086	8,547
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	9,905	8,058
Asia Pacific
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 351	$ 347